Rule 497(e)
                                                             File Nos. 333-25289
                                                                       811-08183


                            SCHWAB SELECT ANNUITY(R)
           ISSUED BY FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        VARIABLE ANNUITY-1 SERIES ACCOUNT

              Supplement dated December 29, 2004 to the Prospectus for the Schwab Select Annuity(R) dated April 30, 2004

Please note the following changes to the Prospectus.

         On December 10, 2004, SAFECO mutual fund and insurance portfolio assets were merged into existing or new Pioneer funds and thereafter offered and distributed under the Pioneer name. The Funds also have a new investment advisor, Pioneer Investment Management, Inc. For the SAFECO RST Core Equity and SAFECO RST Small-Cap Value Portfolios, the Pioneer Fund and the Pioneer Small Cap Value Fund are existing mutual funds with substantially similar investment objectives and policies as its merged SAFECO counterpart. For the SAFECO RST Growth Opportunities Portfolio, the Pioneer Growth Opportunities Fund is a newly organized mutual fund with investment objectives and policies substantially the same as the SAFECO RST Growth Opportunities Portfolio. The merger became effective December 13, 2004.

         As a result of this merger, existing shareholders of the SAFECO
Portfolios were issued Investor Class Shares of the respective Pioneer Funds for their existing shares in the SAFECO Portfolios. Pioneer will not issue additional Investor Class Shares except in connection with the reinvestment of dividends on outstanding Investor Class Shares. Shareholders of Investor Class
Shares may be eligible to purchase Class A Shares of the respective Pioneer
Funds without paying a sales load, pursuant to the prospectus for that class.
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                                           SUMMARY OF CHANGES TO YOUR PROSPECTUS
Name of Fund                                    New Name of Fund                    Changes are reflected on the
                                                                                    following pages of your Prospectus:
SAFECO RST Core Equity Portfolio                Pioneer Fund                        1, 13, 29, Appendix A and Appendix D
SAFECO RST Growth Opportunities Portfolio       Pioneer Growth Opportunities Fund   1, 13, 29, Appendix A and Appendix D
SAFECO RST Small-Cap Value Portfolio            Pioneer Small Cap Value Fund        1, 13, 29, Appendix A and Appendix D

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Appendix D--Expenses of Each Sub-Account's Underlying Portfolio
            (as a percentage of Portfolio average net assets,
             before and after fee waivers and expense reimbursements as of December 31, 2003)*



                                 Management      Other     12b-1    Total Portfolio     Total Fee   Total Portfolio
                                 Fees            fees      fees     Expenses Before     Waivers     Expenses After
                                                                    Fee Waivers                     Fee Waivers
AIM V.I. High Yield Fund -       0.63%           0.43%     0.00%    1.06%               0.01%       1.05%
Series I Shares (formerly
INVESCO VIF High Yield Fund)
AIM V.I. Core Stock Fund -       0.75%           0.38%     0.00%    1.13%               0.00%       1.13%
Series I Shares (formerly
INVESCO VIF Core Equity Fund)
AIM V.I. Technology Fund -       0.75%           0.41%     0.00%    1.16%               0.00%       1.16%
Series I Shares (formerly
INVESCO VIF Technology Fund)
Alger American Growth            0.75%           0.10%     0.00%    0.85%               0.00%       0.85%
Portfolio - Class O Shares
Alger American MidCap Growth     0.80%           0.13%     0.00%    0.93%               0.00%       0.93%
Portfolio - Class O Shares
AllianceBernstein VP Utility     0.75%           0.73%     0.00%    1.48%               0.20%       1.28%
Income Portfolio - Class A
Shares
American Century VP Balanced     0.90%           0.00%     0.00%    0.90%               0.00%       0.90%
Fund - Original Class Shares
American Century VP              1.33%           0.01%     0.00%    1.34%               0.00%       1.34%
International Fund - Original
Class Shares
American Century VP Value Fund   0.95%           0.00%     0.00%    0.95%               0.00%       0.95%
- Original Class Shares
Baron Capital Asset Fund:        1.00%           0.19%     0.25%    1.44%               0.00%       1.44%
Insurance Shares
Delaware VIP Small Cap Value     0.75%           0.11%     0.00%    0.86%               0.00%       0.86%
Series - Standard Class
Dreyfus GVIT Mid Cap Index       0.40%           0.24%     0.25%    0.89%               0.00%       0.89%
Fund - Class II
Dreyfus Investment Portfolios    0.75%           0.07%     0.00%    0.82%               0.00%       0.82%
Midcap Stock Portfolio -
Initial Shares
Dreyfus VIF Appreciation         0.75%           0.05%     0.00%    0.80%               0.00%       0.80%
Portfolio - Initial Shares
Dreyfus VIF Developing Leaders   0.75%           0.07%     0.00%    0.82%               0.00%       0.82%
Portfolio - Initial Shares
Dreyfus VIF Growth and Income    0.75%           0.07%     0.00%    0.82%               0.00%       0.82%
Portfolio - Initial Shares
Federated American Leaders       0.75%           0.35%     0.00%    1.10%               0.25%       0.85%
Fund II - Primary Shares
Federated Fund for U.S.          0.60%           0.37%     0.00%    0.97%               0.25%       0.72%
Government Securities II
Federated Capital Income Fund    0.75%           0.60%     0.00%    1.35%               0.33%       1.02%
II
Janus Aspen Series Balanced      0.55%           0.02%     0.00%    0.57%               0.00%       0.57%
Portfolio - Institutional
Shares*
Janus Aspen Series Flexible      0.50%           0.04%     0.00%    0.54%               0.00%       0.54%
Income Portfolio -
Institutional Shares*
Janus Aspen Series Growth        0.64%           0.02%     0.00%    0.66%               0.00%       0.66%
Portfolio - Institutional
Shares*
Janus Aspen Series Growth and    0.62%           0.18%     0.00%    0.80%               0.00%       0.80%
Income Portfolio -
Institutional Shares*
Janus Aspen Series               0.64%           0.11%     0.00%    0.75%               0.00%       0.75%
International Growth Portfolio
- Institutional Shares*
Janus Aspen Series Worldwide     0.60%           0.06%     0.00%    0.66%               0.00%       0.66%
Growth Portfolio -
Institutional Shares*
Oppenheimer Global Securities    0.63%           0.04%     0.00%    0.67%               0.00%       0.67%
Fund/VA
PIMCO VIT High Yield Portfolio   0.25%           0.35%     0.00%    0.60%               0.00%       0.60%
PIMCO VIT Low Duration           0.25%           0.25%     0.00%    0.50%               0.00%       0.50%
Portfolio
Prudential Series Fund Equity    0.45%           0.19%     0.25%    0.89%               0.00%       0.89%
Portfolio -- Class II
Pioneer Fund VCT (formerly the   0.65%           0.11%     0.00%    0.76%               0.00%       0.76%
SAFECO RST Core Equity
Portfolio) Class I **
Pioneer Fund (formerly the       0.50%           0.34%     0.25%    1.09%               0.00%       1.09%
SAFECO RST Core Equity
Portfolio) Class A**
Pioneer Growth Opportunities     0.74%           0.06%     0.00%    0.80%               0.01%       0.79%
VCT  (formerly the SAFECO RST
Growth Opportunities
Portfolio) Class I**
Pioneer Growth Opportunities     0.65%           0.39%     0.25%    1.29%               0.00%       1.29%
Fund (formerly the SAFECO RST
Growth Opportunities
Portfolio) Class A**
Pioneer Small Cap Value VCT      0.75%           0.27%     0.00%    1.02%               0.01%       1.01%
II  (formerly the SAFECO RST
Small-Cap Value Portfolio)
Class I **
Pioneer Small Cap Value Fund     0.85%           0.56%     0.25%    1.66%               0.00%       1.66%
(formerly the SAFECO RST
Small-Cap Value Portfolio)
Class A**
Schwab MarketTrack Growth        0.44%           0.43%     0.00%    0.87%               0.37%       0.50%
Portfolio IITM
Schwab Money Market PortfolioTM  0.38%           0.06%     0.00%    0.44%               0.00%       0.44%
Schwab S&P 500 Portfolio         0.20%           0.12%     0.00%    0.32%               0.04%       0.28%
Scudder Variable Series I        0.47%           0.04%     0.00%    0.51%               0.00%       0.51%
Capital Growth Portfolio -
Class A Shares
Scudder Variable Series I        0.48%           0.11%     0.00%    0.59%               0.00%       0.59%
Growth and Income Portfolio -
Class A Shares
Scudder VIT EAFE(R) Equity Index 0.45%           0.64%     0.00%    1.09%               0.44%       0.65%
Fund - Class A Shares
Scudder VIT Small Cap Index      0.35%           0.26%     0.00%    0.61%               0.16%       0.45%
Fund - Class A Shares
Strong Multi Cap Value Fund II   0.75%           0.86%     0.00%    1.61%               0.48%       1.13%
Universal Institutional Funds    0.80%           0.31%     0.00%    1.11%               0.01%       1.10%
U.S. Real Estate Portfolio - Class I Shares

*The Janus Aspen Series funds fees' are as of July 1, 2004. The period from January 1, 2004 through June 30, 2004 does not reflect these lowered fees. **The fees shown are effective December 13, 2004. The period from January 1, 2004 through December 10, 2004 does not reflect these new fees.


                Please keep this supplement for future reference.
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